8. OTHER CURRENT AND NON-CURRENT ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Other current assets	R$ 1,753,024	R$ 1,072,715
Other non-current assets	4,285,223	2,528,475
Judicial deposits
Disclosure of fair value measurement of assets [line items]
Other non-current assets	347,950	339,351
Credits with the PGFN
Disclosure of fair value measurement of assets [line items]
Other non-current assets	46,774	46,774
Recoverable taxes
Disclosure of fair value measurement of assets [line items]
Other current assets	1,412,335	866,986
Other non-current assets	1,822,388	401,071
Prepaid expenses
Disclosure of fair value measurement of assets [line items]
Other current assets	49,830	50,078
Other non-current assets	49,808	30,741
Actuarial asset - related party
Disclosure of fair value measurement of assets [line items]
Other non-current assets	99,894	111,281
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Other current assets	351
Securities held for trading
Disclosure of fair value measurement of assets [line items]
Other current assets	4,503	2,952
Iron ore inventory
Disclosure of fair value measurement of assets [line items]
Other non-current assets	144,499	144,499
Northeast Investment Fund - FINOR
Disclosure of fair value measurement of assets [line items]
Other non-current assets	26,598	26,598
Other receivables
Disclosure of fair value measurement of assets [line items]
Other non-current assets	7,451	20,024
Loans with related parties
Disclosure of fair value measurement of assets [line items]
Other current assets	2,675	2,441
Other non-current assets	706,605	554,694
Other receivables from related parties
Disclosure of fair value measurement of assets [line items]
Other current assets	3,649	3,577
Other non-current assets	218,840	30,770
Monetary adjustment related to the Eletrobras's compulsory loan
Disclosure of fair value measurement of assets [line items]
Other non-current assets	813,428	784,741
Dividends receivable
Disclosure of fair value measurement of assets [line items]
Other current assets	46,171	41,528
Debit of employees
Disclosure of fair value measurement of assets [line items]
Other current assets	31,645	33,942
Other credits
Disclosure of fair value measurement of assets [line items]
Other current assets	117,156	3,667
Other
Disclosure of fair value measurement of assets [line items]
Other current assets	12,753	67,544
Other non-current assets	R$ 988	R$ 37,931